13. Stockholders Deficit (Details 1) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders Deficit Details 1
Exercise price	$ 0.375	$ 0.375
Expected dividends	$ 0	$ 0
Expected volatility	150.00%	150.00%
Risk free interest rate	1.76%	1.76%
Expected term	5 years	5 years